CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income | $	$ 1,828		$ 369		$ 989
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment | $	15		33		38
Loss on disposal of property, plant and equipment | $	0		7		10
Stock-based compensation expense | $	47		45		55
Non-controlling interests in (loss) / income of subsidiaries | $	(178)		170		377
Equity in profit of affiliates | $	(1,927)		(413)		(355)
Deferred tax expenses (credit) | $	5		34		(145)
Change in non-current assets and liabilities:
Long-term operating lease obligations | $	(43)		46		(53)
Operating lease right-of-use assets | $	(14)		19		(5)
Change in operating assets and liabilities:
Accounts receivable | $	(1,278)		2,045		(432)
Prepayments and other current assets | $	240		86		942
Contract assets | $	151		(143)		128
Inventories | $	(120)		(56)		(205)
Accounts payables | $	1,177		(872)		757
Contract liabilities | $	25		(451)		13
Other payables and accrued expenses | $	(107)		(354)		(8)
Income tax payable | $	42		(42)		38
Right-of-use assets and operating lease liabilities | $	57		(62)		57
Net cash (used in) provided by operating activities | $	(80)		461		2,201
Cash flows from investing activities:
Payment to acquire property, plant and equipment | $	(5)		(7)		(4)
Dividend received from affiliates | $	322		239		362
Net cash provided by investing activities | $	317		232		358
Cash flows from financing activities:
Dividend paid | $	0		(464)		(1,031)
Purchase of treasury stock | $	(14)		0		0
Proceeds from bank borrowings | $	666		868		782
Repayment to bank borrowings | $	(734)		(1,022)		(767)
Net cash used in financing activities | $	(82)		(618)		(1,016)
Foreign currency translation adjustment | $	(8)		(112)		(54)
Net change in cash, cash equivalents and restricted cash | $	147		(37)		1,489
BEGINNING OF YEAR | $	6,643		6,680		5,191
END OF YEAR | $	6,790		6,643		6,680
Represented by:
Cash and cash equivalents | $	5,453		5,628		5,269
Restricted cash | $	1,337		1,015		1,411
Cash and cash equivalents restricted cash | $	6,790		6,643		6,680
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income taxes | $	1		42		20
Cash paid for interest | $	7		7		3
Net income | $	$ 1,650		$ 539		$ 1,366
ZHEJIANG TIANLAN
Cash flows from operating activities:
Net income		¥ 70,171		¥ 14,308		¥ 11,285
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Depreciation of property, plant and equipment		5,964		6,580		6,466
Deferred tax expenses (credit)		8,727		(361)		(666)
Change in operating assets and liabilities:
Accounts receivable		7,538		(28,768)		12,782
Prepayments and other current assets		(2,590)		12,347		(5,111)
Contract assets		4,112		(8,241)		20,946
Inventories		(70)		(1,014)		(997)
Accounts payables		(21,502)		34,751		(3,833)
Contract liabilities		8,949		(2,978)		(9,654)
Other payables and accrued expenses		(64,781)		70,063		681
Net cash (used in) provided by operating activities		(10,649)		100,149		26,163
Cash flows from investing activities:
Payment to acquire property, plant and equipment		39,374		0		148
Net cash provided by investing activities		37,466		(16,343)		(2,433)
Cash flows from financing activities:
Proceeds from bank borrowings		6,500		6,000		13,500
Repayment to bank borrowings		(5,500)		(14,000)		(20,000)
Net cash used in financing activities		(12,211)		(17,400)		(19,723)
BEGINNING OF YEAR		121,382		54,976		50,969
END OF YEAR		135,988		121,382		54,976
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest		253		626		680
Net income		70,537		15,766		13,578
Amortization of intangible assets		246		257		255
Amortization of land use right		180		150		150
Gain on disposal of property, plant and equipment		0		0		(39)
Impairment loss on contract assets		(2,158)		3,560		1,238
Impairment loss on short-term investments		0		195		0
Impairment loss on property, plant and equipment				0		0
Proceeds from deferred government grant		0		700		0
Property, plant and equipment written off		(36,241)		218		0
Reversal of allowance for doubtful accounts		(677)		(983)		(183)
Deferred government grant		386		(3,562)		(1,005)
Short-term investments		14,805		0		0
Other taxes payable		(4,074)		1,469		(8,596)
Current portion of long-term finance lease obligations				0		0
Tax paid				0		151
Proceeds from investment		0		0		0
Proceeds from sale of partial shareholding in a subsidiary		0		0		0
Purchase of intangible assets		(200)		(200)		0
Purchase of long-term investments		0		0		(1,200)
Purchase of property, plant and equipment		(1,708)		(1,143)		(1,381)
Purchase of short-term investments		0		(15,000)		0
Dividend paid to shareholders and interest paid		(13,211)		(9,400)		(13,223)
Net increase in cash and cash equivalents		14,606		66,406		4,007
Cash paid during the year for income tax		0		0		0
Finance leases (disclosed in accompanying Note 3)		¥ 0		¥ 0		¥ 0